As filed with the Securities and Exchange Commission on February 15, 1996
                    								                 File Nos. 33-95026, 811-9060

                    SECURITIES AND EXCHANGE COMMISSION
                        	Washington, D.C.  20549


                               	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	          /X/

	Pre-Effective Amendment No.

	Post-Effective Amendment No. 1                                			/X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

	Amendment No. 3	                                                /X/

          	            HOLLAND SERIES FUND, INC.
           	(Exact Name of Registrant as Specified in Charter)

                             	375 Park Avenue
              	         New York, New York  10152
                	(Address of Principal Executive Offices)

              Registrant's Telephone Number:  (800) 304-6552

                 WILLIAM E. VASTARDIS, Secretary and Treasurer
             AMT Capital Services, Inc. c/o Holland Series Fund, Inc.
                        600 Fifth Avenue, 26th Floor
               	        New York, New York  10020

                	(Name and Address of Agent for Service)

                             	Copies to:

                         	Gary Schpero, Esq.
                      	Simpson Thacher & Bartlett
                        	425 Lexington Avenue
                         	New York, NY  10017


	It is proposed that this filing will become effective (check appropriate box)

/ X/	immediately upon filing pursuant to paragraph (b) of Rule 485.
/  / on _______ (date) pursuant to paragraph (b) of Rule 485.
/  / 75 days after filing pursuant to paragraph (a) of Rule 485.
/  / on _______ (date) pursuant to paragraph (a) of Rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant is newly organized and has not yet completed a fiscal year, but will file the notice required thereunder for the fiscal year ended September 30, 1996 at the appropriate time.


                       	HOLLAND SERIES FUND, INC.

	                 Registration Statement on Form N-1A

                          	CROSS REFERENCE SHEET
                         	Pursuant to Rule 481(a)
                    	Under the Securities Act of 1933


                                             Location in Prospectus and
N-1A Item No.						                          Statement of Additional
Information

Item 1.	Cover Page.........................		Cover Page of Prospectus

Item 2.	Synopsis	...........................	Prospectus Summary, The Fund's
                                             Expenses (in Prospectus)

Item 3.	Condensed Financial
       	Information........................		Financial Highlights (in
                                             Prospectus), Financial Statements,
                                             (in Statement of Additional
                                             Information)
Item 4.	General Description of
       	Registrant	.........................	Investment Objectives and Policies;
                                             Investment Limitations; Risk
                                             Factors; Appendix (in Prospectus)
                                             Additional Information on Portfolio
                                             Instruments and Investment
                                             Policies, Investment Restrictions
                                             (in Statement of Additional
                                             Information),

Item 5.	Management of the Fund.............		Management of the Fund (in
                                             Prospectus and Statement of
                                             Additional Information)
Item 5A.	Management's Discussion
	        of Fund Performance................	Not Applicable

Item 6.	Capital Stock and Other
       	Securities		........................ Additional Information- Dividends
                                             and Distributions; Taxes,
                                             Organization of the Fund (in
                                             Prospectus), Shareholder Inquiries
                                             (in Prospectus) Additional
                                             Information--Description of Shares
                                             (Statement of Additional
                                             Information)

Item 7.	Purchase of Securities
       	Being Offered......................		Purchase of Shares, Shareholder
                                             Services, Determination of
                                             Net Asset Value

Item 8.	Redemption or Repurchase...........		Redemption of Shares (in
                                             Prospectus)

Item 9.	Legal Proceedings..................		Not Applicable


                                            	Location in
Part B	                                      Statement of Additional Information

Item 10.	Cover Page	........................	Cover Page of Statement of
                                             Additional Information

Item 11.	Table of Contents.................. Table of Contents of Statement
                                             of Additional Information

Item 12.	General Information and
        	History	............................ Not Applicable

Item 13.	Investment Objectives and
        	Policies	...........................	Additional Information on
                                              Portfolio Instruments and
                                              Investment Policies; Investment
                                              Restrictions
Item 14.	Management of the
        	Registrant.........................		Management of the Fund

Item 15.	Control Persons and
        	Principal Holders of
        	Securities		........................ Control Persons, Principal Holder
                                              of Securities
Item 16.	Investment Advisory and
        	Other Services.....................		Management of the Fund, Additional
                                              Information

Item 17.	Brokerage Allocation...............		Portfolio Transactions and
                                              Brokerage

Item 18.	Capital Stock and Other
        	Securities.........................		Not Applicable

Item 19.	Purchase, Redemption and
        	Pricing of Securities
	        Being Offered......................		Purchase of Shares; Determination
                                              of Net Asset Value

Item 20.	Tax Status.........................		Taxation

Item 21.	Underwriters.......................		Purchase of Shares

Item 22.	Calculation of
        	Performance Data...................		Performance Data

Item 23.	Financial Statements...............		Financial Statements



HOLLAND BALANCED FUND


		Holland Balanced Fund (the "Fund") is a no-load diversified portfolio of
Holland Series Fund, Inc., an open-end management investment company.  The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return.  Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes.  The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.
There can be no assurance that the Fund will achieve its investment objective.
See "Risk Factors".


Shares may be purchased directly from AMT Capital Services, Inc. (the "Distributor"), 600 Fifth Avenue, New York, NY 10020 (800) 30-HOLLAND [800-304-6553] or from securities dealers which have entered into selected dealer agreements with the Distributor. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $500. See "Purchase of Shares". A shareholder may redeem his or her shares at any time at their net asset value. See "Redemption of Shares".




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




   	This Prospectus is a concise statement of information about the Fund that is relevant to making an investment in the Fund.  This Prospectus should be retained for future reference.  A statement containing additional information about the Fund, dated February 15, 1996 (the "Statement of Additional
Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Distributor at the above telephone number or address.  The Statement of Additional Information is hereby incorporated by reference into this Prospectus.



                HOLLAND & COMPANY L.L.C.--INVESTMENT ADVISER
               	  AMT CAPITAL SERVICES, INC.--DISTRIBUTOR


	     The date of this Prospectus is February 15, 1996.


                          	PROSPECTUS SUMMARY

	The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund and Its Investment Objective

	The Fund is a no-load diversified investment portfolio of the Holland Series Fund, Inc., an open-end management investment company incorporated in Maryland on June 27, 1995. The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities. There can be no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

The Investment Adviser

	Holland & Company L.L.C. (the "Investment Adviser") serves as the Fund's investment adviser. For its services as investment adviser, the Fund pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. While the advisory fee is higher than that paid by most investment companies (which includes money market funds) the Investment Adviser believes the advisory fee is comparable to that of other investment companies with similar investment objectives. See "Management of the Fund."

Purchasing Shares

    	Shares of the Fund may be purchased without any sales charges at its net asset value next determined after receipt of the order by submitting an Account Application to the Distributor and either wiring federal funds to the Distributor's "Fund Purchase Account" at Unified Advisers, Inc. (the "Transfer Agent") or mailing a check or money order to the Transfer Agent to be deposited in such account. Shares may be purchased directly from the Distributor or from other securities dealers with whom the Distributor has entered into selected dealer agreements. The Fund is available for sale in all 50 states. For information about the Fund's availability, contact an account representative at AMT Capital.

   	The minimum initial investment is $1,000 although this minimum may be waived from time to time at the discretion of the Fund.  The minimum amount for subsequent investment is $500 and may be waived from time to time at the discretion of the Fund.  There are no sales commissions (loads) or 12b-1 fees.
For more information, refer to "Purchase of Shares."


Redemption of Shares

	Shares of the Fund may be redeemed, without charge, at the next determined net asset value after receipt by either the Transfer Agent or AMT Capital of the redemption request. There is no redemption fee. For more information, refer to "Redemption of Shares."

Dividends and Distributions

	 The Fund intends to distribute its income quarterly and capital gains annually. All distributions are reinvested automatically, unless otherwise specified in writing by the investor, in shares of the Fund. See "Additional Information" and "Shareholder Services."

Risk Factors

		Prospective Investors should consider certain risks associated with an investment in the Fund.  See "Risk Factors."


                             	THE FUND'S EXPENSES

		The following expense table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund, which are calculated as a percentage of average daily net assets.  These are the only fund related expenses that an investor bears.


Management fees	                           0.75%

Other expenses (after reimbursement)	      0.75%

Total Fund operating expenses	             1.50%
	(after reimbursement)


     "Management fees" in the above table represents investment advisory fees due to be paid rothe Investment Adviser, which were however waived. See "Management of the Fund." As of the date of this prospectus, the the Fund has only recently commenced investment operations. The amount set forth in "Other expenses" is, therefore, based on estimated amounts for the current fiscal year. "Other expenses" includes fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and accounting fees, printing costs and registration fees. The Investment Adviser has voluntarily agreed to cap the total annual operating expenses at 1.50% (on an annualized basis) of the Fund's average daily net assets. Without such cap, the total annual operating expenses(on an annualized basis) for the fiscal year ended September 30, 1996 (on an annualized basis are expected to be approximately 2.50%. See "Management of the Fund."

Example:	The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund.  These amounts are based upon payments by the Fund of operating expenses set forth in the table above, and are also based upon the following assumptions:

A shareholder would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

After 1 year	     $15.00

After 3 years	    $47.00

This example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%.


                          FINANCIAL HIGHLIGHTS

    The financial information for the period from October 2, 1995 (commencement of investment operations) and ending on December 31, 1995 in the following table has not been audited by the Fund's independent accountants.

For a share outstanding throughout               For the Period from
the period                                       October 2, 1995 * to
                                                 December 31, 1995 (Unaudited)
Per Share Data
Net asset value, beginning of period                   $10.00

Increase From Investment Operations:
Investment income, net                                   0.06

Net realized and unrealized gain on investments          0.51

        Total from investment operations                 0.57

Less Distributions From:
Investment income, net                                   0.07

Net realized gain on investments                         0.00

Total Distributions                                      0.07

Net asset value, end of period                         $10.50

Total Return                                      (a)    5.70%

Ratios/Supplemental Data
Net assets, end of period                          $3,408,916

Ratio of expenses to average net assets           (b)    1.50%

Ratio of expenses to average net assets           (b)    4.60%
      before expense waivers and
      reimbursements of other expenses

Ratio of net investment income to                 (b)    4.45%
average net assets

Portfolio turnover                                       0.00%

*    Commencement of operations

(a)  Not annualized

(b)  Annualized (Fund expenses are capped at 1.50%).




                    INVESTMENT OBJECTIVE AND POLICIES

      		The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. This is a fundamental investment objective and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities. The Investment Adviser will have discretion to determine the proportion of the Fund's portfolio that will be invested in equity and investment grade fixed-income securities at any particular time, depending on the Investment Adviser's view of existing and anticipated market and economic conditions. The Investment Adviser will seek to identify promising markets, asset classes and securities which it believes have better than average potential for price appreciation and minimal inherent risk. A key component of the Investment Adviser's approach is seeking to recognize investment situations in which asset classes or individual securities have been fundamentally mispriced by investor sentiment or other market forces. Where the Investment Adviser believes such opportunities exist, the Fund's assets will be positioned in an effort to produce long-term price performance. Under ordinary market conditions, the Fund will have at least 50% of its total assets invested in equity securities, at least 25% of its total assets invested in investment grade fixed-income securities and may invest up to 25% of its total assets in high quality money market securities. No assurance can be given that the Fund will be able to achieve its investment objective.

	    	Equity securities consist of common and preferred stock (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stock, stock purchases warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and American, Global or other types of depositary receipts. Most of the equity securities purchased by the Fund are expected to be traded on a domestic or international stock exchange or in a over-the-counter market. Fixed-income securities in which the Fund may invest consist of U.S. government securities, U.S. and non-U.S. corporate debt obligations and sovereign debt obligations issued by governments and governmental entities, including supranational organizations such as the World Bank. The Investment Adviser will have discretion to invest in the full range of maturities of fixed-income securities. The Fund will invest only in instruments which are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard &
Poor's Corporation ("S&P"), or which are determined by the Fund's investment adviser to be of quality comparable to instruments so rated. See Appendix A for a description of bond ratings. The Fund may invest up to one-third of its total assets in foreign securities. The Fund also may purchase securities on a when-issued or delayed delivery basis. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.

       		The Fund also reserves the right to invest a portion of its assets in high quality money market securities, for cash management purposes, pending investment in accordance with the Fund's investment objective and policies, to meet operating expenses and redemption requests and to meet its obligations pursuant to its investment activities. When the Investment Adviser determines that market conditions so warrant, the Fund may invest all of its assets in high quality money market securities for temporary defensive purposes. Money market securities in which the Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks, commercial paper and repurchase agreements with respect to securities in which the Fund may invest. The Fund will invest only in commercial paper that is rated A-1 or A-2 by S&P, or P-1 or P-2 by Moody's or, if not rated, issued by companies having an outstanding debt issue rated BBB or better by S&P, or Baa or better by Moody's. The proportion of the Fund's assets that is invested in money market securities will vary from time to time.

		The Fund's investment policies (other than its investment objective) are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders.


	                           INVESTMENT LIMITATIONS

The Fund may not:

(1) 	purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this restriction.

(2) 	borrow money (including entering into reverse repurchase agreements)
except as a temporary measure for extraordinary or emergency purposes, and in no event in excess of 15% of the value of the Fund's total assets at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Fund will not purchase any securities at any time while such borrowings exceed 5% of the value of its total assets);

(3)	invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund);

      		The limitations contained above may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The percentage limitations contained above as well as elsewhere in this Prospectus and in the Statement of Additional Information apply only at the time of purchase and the Fund will not be required to dispose of securities upon subsequent fluctuations in market value.

	                              RISK FACTORS

Changes in Interest Rates

      		The market value of the Fund's fixed-income securities and the portion of the Fund's net asset value attributable to fixed-income securities will generally fall when interest rates rise and rise when interest rates fall.  In general, fixed-income securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than will fixed-
income securities with shorter maturities.

Foreign Securities

		Investment in securities of foreign issuers may involve risks arising from non-U.S. accounting, auditing and financial reporting standards and less publicly available information about issuers, from restrictions on foreign investment and repatriation of capital, from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and relative illiquidity of foreign securities markets, different trading and settlement practices and less government supervision and regulation, from changes in currency exchange rates, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates. Additionally, certain amounts of the Fund's income may be subject to withholding taxes in the foreign countries in which it invests.

Repurchase Agreements

		The Fund may invest in repurchase agreements. Repurchase agreements are short-term investments which are used from time to time to obtain a return on available cash. Entering into a repurchase agreement involves the acquisition by the Fund from a broker-dealer or bank of an underlying security, most typically a debt instrument, subject to the obligation of the seller to repurchase, and the Fund to resell, usually not more than one week after its purchase, the instrument at a fixed price in excess of the Fund's purchase price, such excess representing the Fund's return on the repurchase agreement. Transaction costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited and the Fund could experience a loss.

Securities with Limited Trading Market

		The Fund may invest up to 15% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. Investments in securities which are "restricted" may involve added expenses should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.

Limited Operating History and Dependence on Certain Individual

     		The Fund is recently formed and has a limited operating history. In addition, the Investment Adviser is a recently formed limited liability company and has not previously served as an investment adviser to a registered investment company. Michael Holland is primarily responsible for the day-to-day management of the Fund's portfolio. The loss of Michael Holland's services (due to termination of employment, death, disability or otherwise) could adversely affect the conduct of the Fund's business and its prospects for the future. There can be no assurance that a suitable replacement could be found for Michael Holland.

Borrowing

		The Fund may borrow up to 15% of the value of its total assets in certain limited circumstances.  Borrowing can increase the opportunity for capital appreciation when security prices rise and increase the risk of loss when prices decline.  Interest costs of borrowing are an expense that otherwise would not be incurred and this could reduce the net investment income of the Fund.

                         	MANAGEMENT OF THE FUND

Board of Directors

		The Board of Directors of the Fund consists of five individuals, three of whom are not "interested persons" of the Fund as defined in the Investment
Company Act of 1940.  The Investment Adviser is controlled by Michael Holland, its managing member and owner of a 99% interest in the limited liability company.  The Directors of the Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940.

Advisory Arrangements

		The Investment Adviser acts as the investment adviser to the Fund and provides the Fund with management and investment advisory services.  The Investment
Adviser also offers portfolio management and portfolio analysis services to individuals and institutions.

		The investment advisory agreement with the Investment Adviser (the "Investment
Advisory Agreement") provides that, subject to the direction of the Board of
Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio.  The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.  The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

  		The Investment Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. The Investment
Adviser may waive all or part of its fee from time to time in order to increase the Fund's net income available for distribution to shareholders. The Fund will not be required to reimburse the Investment Adviser for any advisory fees waived. In addition, the Investment Adviser has voluntarily agreed to cap total operating expenses at 1.5% (on an annualized basis) of the Fund's average daily net assets. The Investment Adviser may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase and redeem Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.25% annually of the average net assets attributable to shares of the Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of the Investment Adviser.

   		The Fund is responsible for paying certain expenses incurred in its operations including, among other things, the investment advisory and administrative fees, legal and audit fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, certain insurance premiums, accounting and pricing costs, federal and state registration fees, the costs of issuing and redeeming shares, costs of shareholder meetings, any extraordinary expenses and certain of the costs of printing proxies, shareholders reports, prospectuses and statements of additional information. The Fund also pays for brokerage fees and commissions in connection with the purchase and sale of portfolio securities.

   		The Investment Adviser is a recently formed limited liability company organized under the laws of New York State and it is a registered investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is controlled by Michael Holland, its managing member and owner of a 99% interest in the limited liability company. Michael Holland is primarily responsible for the day-to-day management of the Fund's portfolio. Michael Holland's money management and entrepreneurial skills have been employed on behalf of a number of leading asset management and investment banking companies. At The Blackstone Group from January 1994 through June 1995, he was a General Partner and Chief Executive Officer of Blackstone Alternative Asset Management, where he supervised the management of the firm's partnership investment fund. Prior to that, he served as Vice Chairman at Oppenheimer & Co., from March 1992 through January 1994, where he helped launch and manage a number of closed-end mutual funds.

   		From 1989 to 1992 Michael Holland was Chairman & Chief Executive Officer of
Salomon Brothers Asset Management Inc.  Before that he was President and Chief
Executive Officer of First Boston Asset Management Corporation, where client assets grew to some $6 billion under his leadership.  A graduate of Harvard
College and Columbia University Graduate School of Business Administration,
Michael Holland began his career at J.P. Morgan & Co. in 1968.

	    	Michael Holland makes frequent appearances on television programs such as Moneyline with Lou Dobbs, CNN, Bloomberg Business News and CNBC and is perhaps best known as a regular panelist on Wall $treet Week with Louis
Rukeyser.

Administrator

   		AMT Capital Services, Inc., (in its capacity as administrator, the "Administrator") acts as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator is responsible for providing administrative services to the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including certain accounting, auditing, clerical, bookkeeping, custodial, transfer agency, dividend disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $25,000 for services provided to the Fund during its first year of operation and a minimum fee of $50,000 for the second and third years of the Fund's operation.

Transfer Agent

    		Unified Advisers, Inc. (in its capacity as Transfer Agent, the "Transfer Agent") acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement (the "Transfer Agency and Service Agreement"). Pursuant to the Transfer Agency and Service Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Fund pays the Transfer Agent a monthly fee of $1.30 per shareholder account subject to a minimum of $1,500 per month and the Transfer Agent is entitled to reimbursement from the Fund for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement.


                            	PURCHASE OF SHARES

      		The Fund is offering its shares at a public offering price equal to the net asset value.  The Fund has no sales charge for purchases of its shares.
Shares may be purchased directly from the Distributor or from other securities dealers with whom the Distributor has entered into selected dealer agreements.
The minimum initial investment of the Fund is $1,000.  The minimum subsequent purchase is $500.  The Fund reserves the right to waive the minimum initial investment amount, and minimum subsequent purchase amount.

	The offering of shares of the Fund is continuous and purchases of shares of the Fund may be made on any day the New York Stock Exchange is open for business
(a "Business Day").  The Fund offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order by the Distributor.  Any order may be rejected by the Distributor or the Fund.
Neither the Distributor nor the selected dealers are permitted to withhold placing orders to benefit themselves by a price change.  The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities market or otherwise, and may thereafter resume the sale of its shares from time to time.  Shares purchased will be held in the shareholder's account by the Transfer Agent.  Share certificates will not be issued by the Transfer Agent.

       	Purchases of shares can be made by wire transfer, check or money order. Share purchase orders are effective on the date Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The trade date assigned to the Shareholder's transaction will be the day Federal funds become available (typically two business days after the completed Account Application and check are received by the Transfer Agent).
The shareholder's bank may impose a charge to execute a wire transfer. The wiring instructions for purchasing shares of the Fund are:

                      Fifth Third Bank
                       Cincinnati, OH
                       ABA # 042000314
             Attn:  Fifth Third - Central Indiana
                      Acct:  747-88013
                 Benf:  Holland Balanced Fund
           F/F/C  (Shareholder's Account at Fund)



Share purchase orders made with a check or money order should be mailed to the following address:

                      Holland Balanced Fund
                  	 c/o Unified Advisers, Inc.
                        	P.O. Box 6110
                  	Indianapolis, IN  46206-6110




For a share purchase order to become effective on a particular Business Day, prior to the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time), (i) in the case of a wire transfer payment, a purchaser must call AMT Capital at (800) 30-HOLLAND [1-800-304-6553] to inform the Fund of the incoming wire transfer or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, Federal funds must be received by the Fund. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after the close of the New York Stock Exchange, or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are actually received.


	                        REDEMPTION OF SHARES

	 	The Fund will redeem all full and fractional shares of the Fund upon request of shareholders.  The redemption price is the net asset value per share next determined after receipt by the Transfer Agent or Distributor (or selected dealers) of proper notice of redemption as described below.  Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.  If notice of redemption is received by the
Transfer Agent or Distributor (or selected dealers) on any Business Day, the redemption will be effective on the date of receipt.  Payment will ordinarily be made by wire on the next Business Day, but, in any case, within no more than seven business days from the date of receipt.  If the notice is received on a day that is not a Business Day or after the close of the New York Stock
Exchange, the redemption notice will be deemed received as of the next Business
Day.  The value of shares at the time of redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund at such time.

       		A shareholder may elect to receive payment upon redemption of their shares in the form of a wire or check. There is no charge imposed by the Fund to redeem shares of the Fund; however, in the case of a redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

     		A shareholder wishing to redeem shares may do so by mailing proper notice of redemption directly to the Transfer Agent, Unified Advisers, Inc. P.O. Box 6110, Indianapolis, IN 46206-6110. Proper notice of redemption may be accomplished by a written letter requesting redemption.
The notice requires the signature of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional securities exchange. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption. The Fund reserves the right to reject any order for redemption.

Redemption by Wire

	     	To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent or Distributor (or selected dealers) with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired
(which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number.

	     	A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent or Distributor (or selected dealers) with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

Telephone Redemption

       A shareholder may request redemption by calling the Transfer Agent at
(800) 249-0763 or the Distributor at (800) 30-HOLLAND [1-800-304-6553] (or
selected dealers at their number). Telephone redemption is made available to shareholders of the Fund on the Account Application Form. Shareholders should realize that by making redemption requests by telephone, they may be giving up a measure of security that they may have if they were to redeem their shares in writing. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. The Fund or the Transfer Agent may require personal identification codes. Checks will be made payable to the registered shareholders and sent to the address of record on file with the Transfer Agent. Payments by wire will only be made to the registered holders through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

Small Accounts

	   Under the Fund's present policy, it reserves the right to redeem upon not less than 30 days' notice, the shares in an account which has a value of $500 or less if the reduction in value is the result of shareholder redemptions or transfers and not as a result of a decline in the net asset value.  However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


	                        THE FUND'S PERFORMANCE

Total Return

	    From time to time, the Fund may advertise certain information about its performance. The Fund may present its "average annual total return" over various periods of time. Such total return figures show the average annual percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures may be given for the most current one-, three- and five-year periods and may be given for other periods as well. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. In addition, the Fund may make available information as to its respective "yield" and "effective yield" over a thirty-day period, as calculated in accordance with the Commission's prescribed formula. The "effective yield" assumes that the income earned by an investment in the Fund is reinvested, and will therefore be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

	     Furthermore, in reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services which monitor the performance of mutual funds, other industry or financial publications or financial indices such as the Standard & Poor's Composite Index of 500 Stocks. It is important to note that the total return figures are based on historical earnings and are not intended to indicate future performance.


	                        SHAREHOLDER SERVICES

	        The Fund offers a number of shareholder services designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund or the Distributor.

Investment Account.     Each shareholder whose account is maintained at
the Transfer Agent has an Investment Account and will receive statements from the Transfer Agent after each share transaction, including reinvestment of dividends and capital gains distributions, showing the activity in the account since the beginning of the year. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent.

Automatic Investment Plan.      An investor who opens an account and
wishes to make subsequent, periodic investments in a Fund by electronic funds transfer from a bank account may establish an Automatic Investment Plan on the account. The investor specifies the frequency (monthly, quarterly or yearly) and the automatic investment amount ($100 or more).


Automatic Clearing House Purchases.   An investor may, athis request, make
additional investments into the Fund by givimg his bank a voided check with pre-arranged instructions to withdraw funds from his Bank Account and deposit such funds into his Holland Balanced Fund Account.


Automatic Reinvestment of Dividends and Capital Gains Distributions.    All
dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Fund, without sales charge, at the net asset value per share next determined on the ex-dividend date of such distribution. A shareholder may at any time, by written notification to the Transfer Agent, elect to have subsequent dividends or both dividends and capital gains paid in cash rather than reinvested, in which event payment will be mailed on the payment date.




IRAs.      A prototype IRA is available generally for all working
individuals who receive compensation (which for self-employed individuals includes earned income) for services rendered and for all individuals who receive alimony or separate maintenance payments pursuant to a divorce or separation instrument. Contributions to an IRA made available by the Fund may be invested in shares of the Fund. Shareholders should consult with a financial adviser regarding an IRA.

     Shareholders will be able to inquire about their Fund accounts by calling the Transfer Agent at (800) 249-0763. Also, shareholders can receive Fund's net asset value per share information by calling the toll-free number.



	                     ADDITIONAL INFORMATION

Dividends and Distributions

	    It is the Fund's intention to distribute all its net investment income, if any.  Dividends from such net investment income are paid quarterly.  All net realized long- or short-term capital gains, if any, are distributed to the
Fund's shareholders at least annually.  Dividends and distributions will be reinvested automatically in shares of the Fund at net asset value on the ex-
dividend date.  Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash.  Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the
Fund or received in cash.

Determination of Net Asset Value

	     The net asset value of the shares of the Fund is determined once daily as of the time of the close of trading on the New York Stock Exchange on each day which such Exchange is open for trading.  The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.
Expenses, including the investment advisory fees payable to the Investment
Adviser, are accrued daily.

	   Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices.
Securities traded in the over-the-counter market, including money market securities, are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.  Money market securities also may be valued at amortized cost which approximates market value.  Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors or under the direction of the Board of Directors.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Taxes

	    The following discussion is only a brief summary of some of the important tax considerations affecting the Fund and its shareholders.  No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers with specific reference to their own tax situation.

	    The Fund intends to qualify and elect to be treated as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income taxes on its investment company taxable income (as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (the excess of the Fund's net long-term capital gain over its net short-term capital loss), if any, that it distributes to its shareholders in each taxable year. To qualify as a regulated investment company, the Fund must, among other things, distribute to its shareholders at least 90% of its net investment company taxable income for such taxable year, and at least 90% of its net tax-exempt interest income, if any, for such taxable year. However, the Fund would be subject to corporate federal income tax at a rate of 35% on any undistributed income or net capital gain. The Fund must also derive less than 30% of its gross income in each taxable year from the sale or other disposition of certain securities held for less than three months (the "30% limitation"). The Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements. If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Such distributions would qualify for the dividends-received deduction available to corporate shareholders. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.

	     Distributions paid by the Fund from net investment income including any short-term capital gain but not "net capital gain" (defined as the excess of net long-term capital gains over short term capital losses) are designated by the
Fund as "ordinary income dividends" and, whether in cash or reinvested in additional shares, will be taxable to Fund shareholders that are otherwise subject to tax as ordinary income.  A portion of the Fund's ordinary income dividends may be eligible for the dividends-received deduction for corporations if certain requirements are met.  Distributions made from the Fund's net capital gain which are designated by the Fund as "capital gains" dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares.  Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the net asset value of the additional shares on the date of such a distribution.

	   Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.
If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

    	Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared in October, November or December of any year, however, that is payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

	    The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

Organization of the Fund

       The Fund is a diversified portfolio of Holland Series Fund, Inc. (the "Series Fund"), an open-end management investment company, which was incorporated under Maryland law on June 27, 1995. The Series Fund has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.01 per share. Holland Balanced Fund currently is the only organized portfolio. The Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares of additional investment portfolios. All shares of each fund will have equal voting rights and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Series Fund is not required and does not intend to hold meetings of shareholders. The Fund has undertaken to call a meeting of shareholders upon a written request of 10% of the Fund's outstanding shares, for the purpose of voting on removal of one or more directors and the Fund will assist shareholder communications with regard to such a meeting, as provided under Section 16(c) of the 1940 Act. Shares of the Fund are issued are fully paid and non-assessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

Shareholder Inquiries

	     Shareholder inquiries may be addressed to the Fund or the Distributor at the addresses or telephone numbers set forth on the cover page of this Prospectus.


	                              APPENDIX A


	                      Description of Bond Ratings*

	                     Moody's Investors Service, Inc.

	Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa:  Bonds which are rated Baa are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


	                      Standard & Poor's Corporation

	AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

	A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


*	As described by the rating companies themselves.



                               	APPENDIX B

                  	Description of Commercial Paper Ratings

	                      Moody's Investors Service, Inc.

	Prime-1 Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

	Prime-2 Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

	                    Standard & Poor's Corporation

	A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

	A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


	                     Table of Contents

	                                                   Page


PROSPECTUS SUMMARY	                                    2

THE FUND'S EXPENSES	                                   3

INVESTMENT OBJECTIVE AND POLICIES	                     5

INVESTMENT LIMITATIONS	                                6

RISK FACTORS	                                          6

MANAGEMENT OF THE FUND	                                7

PURCHASE OF SHARES	                                    9

REDEMPTION OF SHARES	                                 10

THE FUND'S PERFORMANCE	                               11

SHAREHOLDER SERVICES	                                 12

ADDITIONAL INFORMATION	                               12





NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED
IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND, THE DISTRIBUTOR OR THE INVESTMENT ADVISER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





	STATEMENT OF ADDITIONAL INFORMATION


                             	HOLLAND BALANCED FUND

     	600 Fifth Avenue, New York, New York 10020    Phone No. (800) 30-HOLLAND
      [800-304-6553]


      Holland Balanced Fund (the "Fund") is a no-load diversified portfolio of Holland Series Fund, Inc., an open-end management investment company. The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital value changes. The Fund seeks to achieve high total investment return from a combined portfolio of equity and investment grade fixed-income securities. There can be no assurance that the Fund's objective will be attained.



      		This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated February 15, 1996 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.




            	Holland & Company L.L.C.--Investment Adviser

               	AMT Capital Services, Inc.--Distributor


  The date of this Statement of Additional Information is February 15, 1996.




  	ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT  POLICIES


Repurchase Agreements

		The Fund may enter into repurchase agreements.  A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price.  Repurchase agreements may be characterized as loans which are collateralized by the underlying securities. The Fund will enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund.  The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the investment adviser, Holland & Company, L.L.C. (the "Investment Adviser")
based on guidelines established by the Fund's Board of Directors, are deemed creditworthy.  The Investment Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.
The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.  In the event of default by the seller under the repurchase agreement, the Fund could experience losses that include:
(i) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (ii) additional expenses to the Fund for enforcing those rights; (iii) possible loss of all or part of the income or proceeds of the repurchase agreement; and (iv) possible delay in the disposition of the underlying security pending court action or possible loss of rights in such securities.  Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Fund.

Firm Commitments and When-Issued Securities

		The Fund may purchase securities on a firm commitment basis, including when-
issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case  there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Borrowing

		The Fund may borrow in certain limited circumstances.  See "Investment
Limitations."  Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  For example, borrowing may exaggerate changes in the net asset value of the Fund's portfolio.  Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.  The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy and the ability of the fund to comply with certain provisions of the Internal Revenue Code of 1986, as amended (the "Code") in order to provide "pass-though" tax treatment to shareholders.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.

Warrants

		The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities.  Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer.  An investment in warrants may be considered speculative.  In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Foreign Securities

		In addition to risks identified in the Prospectus, other investment risks associated with foreign securities include the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.  Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

Sovereign Debt

     		Investment in certain debt obligations issued or guaranteed by a government, its agencies or instrumentalities ("Sovereign Debt") involves a high degree of risk. The governmental entity that controls the repayment of Sovereign Debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such debt. Holders of Sovereign
Debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. A foreign sovereign itself would not be subject to traditional bankruptcy proceedings by which Sovereign Debt on which it has defaulted may be collected in whole or in part, and certain sovereign entities may not be subject to such proceedings. Further, the Fund may have difficulty disposing of certain Sovereign Debt obligations, as there may be a thin trading market for such securities.


                         	INVESTMENT RESTRICTIONS

	  	In addition to the investment restrictions set forth in the Prospectus, the
Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities.  The Fund may not:

1. 	Make investments for the purpose of exercising control or management.

2. 	Purchase securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

3. 	Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

4. 	Purchase or sell commodities or commodity contracts.

5. 	Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.


6. 	Make loans, except that (a) the Fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) the Fund may enter into repurchase agreements with respect to portfolio securities, subject to applicable limitations of its investment policies, and (c) delays in the settlement of securities transactions will not be considered loans.


7. 	Purchase any securities on margin, except that the Fund may (i) purchase delayed delivery or when issued securities, and (ii) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


8. 	Sell securities short.



9. 	Purchase securities of issuers which it is restricted from selling to the public without registration under the 1933 Act if by reason thereof the value of its aggregate investment in such securities will exceed 10% of its total assets.



10. 	Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.



11. 	Purchase or sell interests in oil, gas or other mineral exploration or development programs provided, however, that this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities.



12. 	Purchase or retain any securities of an issuer if one or more persons affiliated with a Fund owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities.



13. 	Invest more than 5% of its total assets in securities of unseasoned issuers
     (other than securities issued or guaranteed by U.S. federal or state or foreign governments or agencies, instrumentalities or political subdivisions thereof) which, including their predecessors, have been in operation for less than three years.


14. 	Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants that are not listed on the American Stock Exchange or the New York Stock Exchange.

      		Investment restrictions (1) through (6) described above and the restrictions discussed under "Investment Limitations" in the Prospectus are fundamental policies of the Fund and may be changed only with the affirmative vote of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Restrictions (7) through (14) are non-fundamental policies of the Fund and may be changed by a majority of the Board of Directors of the Fund.


                        	MANAGEMENT OF THE FUND

Directors and Officers

   		The Directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below.  Unless otherwise noted, the address of each executive officer and Director is 375
Park Ave., New York, New York 10152.


Name, Address and Age      Position with the Company    Principal Occupation

Michael F. Holland*/       Director and President       During Past Five Years
Age:  51                                                Holland & Company
                                                        L.L.C., Chairman,
                                                        6/95 - present; The
                                                        Blackstone Group,
                                                        general partner, 1/84 -
                                                        5/95; Oppenheimer &
                                                        Company Inc., Vice
                                                        Chairman, 3/92 - 1/94;
                                                        Salomon Brothers Asset
                                                        Management Inc.,
                                                        Chairman and Chief
                                                        Executive Officer,
                                                        5/89 - 3/92; Salomon
                                                        Brothers Inc., Managing
                                                        Director 5/89 - 3/92.

Sheldon S. Gordon*/       Director                      Blackstone Alternative
Age:  59                                                Asset Management L.P.,
                                                        Chairman 1/93 - present;
                                                        The Blackstone Group,
                                                        general partner 4/91 -
                                                        5/95; Blackstone Europe,
                                                        Chairman, 4/91 - 6/93;
                                                        Stamford Capital Group,
                                                        Inc., Chairman and Chief
                                                        Executive Officer, 1/85
                                                        -8/90.

Herbert S. Winokur, Jr.   Director                      Capricorn Investors,L.P.
Age:  52                                                Managing General Partner
                                                        9/87 - present
Capricorn Management
72 Cummings Point Road
Stamford, CT  06902

Desmond G. FitzGerald     Director                      North American
Age:   52                                               Properties Group,
                                                        Chairman, 1/87 - present
                                                        American Housing Corp.,
                                                        Chairman, 12/86 - 8/93

North American
Properties Group
2015 West Main Street
Stamford, CT 06902

Jeff Tarr                  Director                     Junction Advisors,
Age:  51                                                Chairman, 1/81 - present

Junction Advisors, Inc.
9 West 57th Street,
Suite 4650
New York, NY 10019

William E. Vastardis       Secretary and Treasurer     AMT Capital Services,
Age:  40                                               Inc.,Senior Vice
                                                       President 7/92 - present
                                                       Vanguard Group Inc., Vice
                                                       President, 1/87 - 4/92

AMT Capital,Inc.
600 Fifth Avenue,
26th Floor
New York, NY 10020

Carla E. Dearing          Assistant Treasurer          AMT Capital Services,
Age:  33                                               Inc., Managing Director,
                                                       Principal, and Director,
                                                       1/92 - present; AMT
                                                       Capital Advisers, Inc.,
                                                       Principal and Senior
                                                       Vice President, 1/92 -
                                                       present; Morgan Stanley
                                                       & Co., Vice President,
                                                       11/88 - 1/92.
AMT Capital, Inc.
600 Fifth Avenue
26th Floor
New York, NY 10020

*/  interested person as defined in the 1940 Act


		Pursuant to the terms of the Fund's investment advisory agreement and administration agreement, the Investment Adviser or AMT  Capital Services, Inc.
(the "Administrator") pays all compensation of officers and employees of the
Fund and the Investment Adviser pays the fees of all Directors of the Fund who are affiliated persons of the Investment Adviser.  The Fund pays each unaffiliated Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings.

Management and Advisory Arrangements

	    	Reference is made to "Management of the Fund--Management and Advisory
Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Fund.

   	    	The investment advisory agreement dated September 28, 1995 with the
Investment Adviser (the "Investment Advisory Agreement") provides that, subject to the direction of the Board of Directors of the Fund, the Investment Adviser
is responsible for the actual management of the Fund's portfolio.  The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.
The Investment Adviser provides the portfolio manager for the Fund, who considers analyses from various sources, makes the necessary investment decisions and places transactions accordingly.  As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund.

    		Investment decisions for the Fund are made independently from those of other accounts managed by the Investment Adviser.  Securities held by the Fund also may be held by, or be appropriate investments for, other investment advisory clients of the Investment Adviser.  Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security.  If purchases or sales of securities for the Fund or other advisory clients of the Investment Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients  in a manner deemed equitable to all.  To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or the size of the position obtained.

   	    The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. The Fund pays all other expenses incurred in the operation of the Fund including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, charges of the custodian and the transfer agent, expenses of redemption of shares, Securities and Exchange Commission ("SEC") fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

   	 	Unless earlier terminated as described below, the Investment Advisory
Agreement will remain in effect for two years and thereafter, from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the
1940 Act) of any such party.  Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

     		The Investment Adviser is controlled by Michael Holland, its managing member and owner of a 99% interest in the limited liability company.
Additionally, as of January 31, 1996, Michael Holland owned 26.17% of the outstanding shares of the Fund and consequently is a controlling person in the Fund.

Administrator

      	AMT Capital Services, Inc. (the "Administrator") acts as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement dated September 28, 1995, the Administrator is responsible for providing administrative services to the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities including certain accounting, auditing, clerical, bookkeeping, custodial, transfer agency, dividend disbursing, compliance and related services, Blue Sky compliance, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and the Administrator is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. The Administrator will be paid a minimum fee of $25,000 for services provided to the Fund during its first year of operation and a minimum fee of $50,000 for the second and third years of the Fund's operations.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of January 31, 1996, the following persons held 5 percent or more of the outstanding shares of the Holland Balanced Fund:

                    Name and Address       Amount and Nature of     Percent
Title of Class      of Beneficial Owner    Beneficial Ownership     of Ownership

Commom Stock        Michael F. Holland*    Direct Ownership         26.17%
$.01 per Share      One Greenley Road
                    New Canaan,
                    CT 06840

Common Stock        Fredrick Marcus        Direct Ownership         6.54%
$.01 per Share      Trace Int'l Holdings
                    Inc.
                    375 Park Avenue
                    New York, NY 10152

Common Stock        The Ramsdell Family    Direct Ownership         5.16%
$.01 per Share      Trust
                    474 Paseo Micainer
                    Pacific Palisades,
                    CA 90272




* As of January 31, 1996, the following shareholder is deemed a "control person": as such term is defined in the 1940 Act due to his holdings of 26.17% of the outstanding shares of the Common Stock ($.01 par value of the Fund).


                           REDEMPTION OF SHARES

	     	Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

        	The right to redeem shares or to receive payment with respect to any such redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

	   	Shares are redeemable at the option of the Fund at net asset value if, in the opinion of the Fund, ownership of the shares has or may become concentrated to an extent which would cause the Fund to be deemed a personal holding company within the meaning of the Code.


                    	PORTFOLIO TRANSACTIONS AND BROKERAGE

	     	Subject to policy established by the Board of Directors, the Investment
Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.  The Fund anticipates that its annual portfolio turnover rate generally will not exceed 100%.

     		Fixed-income, certain short-term securities and certain equities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions.  Equity securities may also be purchased or sold through brokers who will be paid on commission.  In selecting brokers and dealers, it is the policy of the Fund to obtain the best results taking into account factors such as the general execution and operational facilities of the brokers or dealer, the type and size of transaction involved, the creditworthiness of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the
Investment Adviser's arrangements related thereto, overall performance, the dealer's risk in positioning the securities involved and the broker's commissions and dealer's spread or mark-up.  While the Investment Adviser generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available.

	    	Notwithstanding the above, in compliance with Section 28(e) of the Securities Exchange Act of 1934, the Investment Adviser may select brokers who charge a commission in excess of that charged by other brokers if the Investment Adviser determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Investment Adviser by such brokers. Research services generally consist of research and statistical reports or oral advice from brokers regarding particular companies, industries or general economic conditions. The Investment Adviser may also, in compliance with applicable law, enter into arrangements with brokers pursuant to which such brokers provide research in exchange for a certain volume of brokerage transactions to be executed through such broker. While the payment of higher commissions increases the Fund's costs, the Investment Adviser does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Fund's investment manager. The Investment Adviser's arrangements for the receipt of research services from brokers may create conflicts of interest.

    		Research services furnished to the Investment Adviser by brokers who effect securities transactions for a Fund may be used by the Investment Adviser in servicing other investment companies and accounts which it manages.
Similarly, research services furnished to the Investment Adviser by brokers who effect securities transactions for other investment companies and accounts which the Investment Adviser manages may be used by the Investment Adviser in servicing the Fund.  Not all of these research services are used by the
Investment Adviser in managing any particular account, including the Fund.


	                    DETERMINATION OF NET ASSET VALUE

	     	The net asset value of the shares of the Fund is determined once daily
Monday through Friday as of the time of the close of trading on the New York
Stock Exchange on each day during which such Exchange is open for trading.  The
New York Stock Exchange is not open on New Year's Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  The net asset value per share is computed by dividing the sum of the value of the securities held by Fund plus any cash or other assets
(including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.  Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.




	    	Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.


                             	PERFORMANCE DATA

	     	The Fund's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

	                         P(1+T)n=ERV

		Where:

		P	=	a hypothetical initial payment of $1000

		T	=	average annual total return

		n	=	number of years

		ERV	=	Ending Redeemable Value of a hypothetical $1,000 payment made at the
        beginning of the 1, 5, or 10 year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

      	The total return as defined above for the Fund from its commencement of investment operations (October 2, 1995) through December 31, 1995 was 5.70%.


	    	In addition to total return, the Fund may quote performance in terms of a 30-day yield. The yield figures provided will be calculated according to a formula prescribed by the Commission and can be expressed as follows:

         			    a-b
		Yield = 2 [ (----- + 1)^6 - 1 ]
			              cd

Where:		a =	dividends and interest earned during the period.

	      	b =	expenses accrued for the period (net of reimbursements).

	      	c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

	      	d =	the maximum offering price per share on the last day of the period.

       	The yield as defined above for the Fund for the 30-day period ended December 31, 1995 was 3.73%.

	     	For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations.

     		Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation
(including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation in the Fund's portfolio (assuming a month of 30 days) and (3)
computing the total of the interest earned on all debt obligations during the
30-day or one month period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.


	                         SHAREHOLDER SERVICES

	    	The Fund offers a number of shareholder services described below which are designed to facilitate investment in its shares.  Full details as to each of such services and copies of the various plans described below can be obtained from the Fund or the Distributor.

Investment Account

     		Each shareholder whose account is maintained at Unified Advisers, Inc.
(the "Transfer Agent"), P.O. Box 6110, Indianapolis, IN  46206-6110, has an
Investment Account and will receive statements from the Transfer Agent after each share transaction, including reinvestment of dividends and capital gains distributions, showing the activity in the account since the beginning of the year.  Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent.  Share certificates will not be issued by the Transfer Agent.

Automatic Investment Plan

      	A shareholder may elect to establish an Automatic Investment Plan pursuant to which funds will automatically be transferred from a bank account to be invested in the Fund. The bank at which the bank account is maintained must be a member of the Automated Clearing House. Automatic investments can be no more frequent than monthly and must be a minimum of $100. The Fund will debit the specified amount from the account and the proceeds will be invested at the Fund's offering price determined on the date of the debit.


Automatic Clearing House Purchases.

	    	An investor may, at his request, make additional investments into the
Fund by giving his bank a voided check with pre-arranged instructions to funds from his from his bank account and deposit such funds into his Holland Balanced Fund account.

Automatic Reinvestment of Dividends and Capital Gains Distributions

    		Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Fund.  Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution.  Shareholders may elect in writing to receive either their dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on the payment date.

    		Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or capital gains distributions reinvested in shares of the Fund or vice versa and, commencing ten days after receipt by the Transfer Agent of such notice, those instructions will be effected.





Indidual Retirement Accounts (IRA)

	    	A prototype IRA is available, which has been approved as to form by the
Internal Revenue Service ("IRS").  Contributions to an IRA made available by the Fund  may be invested in shares of the Fund.


    		The Custodian has agreed to serve as custodian of the IRA and furnish the services provided for in the Custodial Agreement.  The Custodian will charge each IRA an application fee as well as certain additional fees for its services under the Custodial Agreement.  In accordance with IRS regulations, an individual may revoke an IRA within seven calendar days after it is established.

	    	Contributions in excess of the allowable limits, premature distributions to an individual who is not disabled before age 59-1/2 or insufficient distributions after age 70-1/2 will generally result in substantial adverse tax consequences.

     		For information required for adopting an IRA, including information on fees, obtain the form of Custodial Agreement and related materials, including disclosure materials, available from the Fund.  Consultation with a financial adviser regarding an IRA is recommended.


                       	DIVIDENDS AND DISTRIBUTIONS

	     	The Fund intends to distribute all its net investment income, if any.
Dividends from such net investment income will be paid quarterly.  All net realized long- or short-term capital gains, if any, will be distributed to the
Fund's shareholders at least annually.  See "Shareholder Services-automatic
Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distribution may be reinvested automatically in shares of the Fund.


	                                  TAXATION

	      	The following is a general summary of certain federal income tax considerations affecting the Fund and its shareholders and, except as otherwise indicated, reflects provisions of the Code as of the date of this Prospectus.
No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors regarding an investment in the Fund.

The Fund

      		The Fund intends to qualify and elect to be treated as a "regulated investment company" for federal income tax purposes under Subchapter M of the
Code.  In order to so qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including, but not limited to, gains from options, futures or forward contracts); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of any of the following held for less than three months (the "30% limitation"):  (i) stock or securities, (ii)
options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S.
Government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

   		If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of its net investment company taxable income
(including any short-term capital gain but not net capital gain, which is the excess of net long-term capital gains over net short-term capital losses), then the Fund will not be subject to federal income tax on the income so distributed.
However, the Fund would be subject to corporate income tax (currently at a rate of 35%) on any undistributed income.  The Fund will also not be subject to federal income tax on any net capital gains distributed to its shareholders.
The Fund currently expects to distribute any such amounts at least annually.
If the Fund retains amounts attributable to its net capital gain, it  will be subject to a corporate tax (currently at a rate of 35%) on the amount retained.
In that event, the Fund expects to designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount,
(ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.

	    	In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses (both long-
and short-term) for the one-year period ending on October 31 of each year; and
(c) 100% of the undistributed ordinary income and gains from prior years.  For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end.

    		The Fund intends to distribute sufficient income so as to avoid both corporate federal income tax and the excise tax.

    		The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-
in-kind bonds or in obligations such as certain Brady Bonds or zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated
redemption price of the security at maturity over its basis immediately after it was acquired) if the Fund elects as it intends to accrue market discount on a current basis.  In  addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment.  Any of the foregoing income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code.  Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to dispose of other securities to be able to make distributions to it investors.  The extent to which the Fund may liquidate securities at a gain may be limited by the 30% limitation discussed above.

	     	Income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the
United States.  The Fund is not likely to realize any substantial United States tax benefits with respect to such foreign taxes.  Because the Fund's investments in foreign securities will be limited, the Fund will not be eligible to elect to
"pass-through" to its shareholders any tax benefits associated with any foreign income taxes paid by the Fund.

        		The Fund's taxable income will in most cases be determined on the basis of reports made to the Fund by the issuers of the securities in which the
Fund invests.  The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS ("IRS") examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.  An upward adjustment by the IRS to the income of the
Fund may result in the failure of the Fund to satisfy the 90% distribution requirement described herein necessary for the Fund to maintain its status as a regulated investment company under the Code.  In such event, the Fund may be able to make a "deficiency dividend" distribution to its shareholders with respect to the year under examination to satisfy this requirement.  Such distribution will be taxable as a dividend to the shareholders receiving the distribution (whether or not the Fund has sufficient current or accumulated earnings and profits for the year in which such distribution is made).  A downward adjustment by the IRS to the income of the Fund may cause a portion of the previously made distribution with respect to the year under examination not to be treated as a dividend.  In such event, the portion of distributions to each shareholder not treated as a dividend would be recharacterized as a return of capital and reduce the shareholder's basis in the shares held at the time of the previously made distributions.  Accordingly, this reduction in basis could cause a shareholder to recognize additional gain upon the sale of such shareholder's shares.

	    	Certain of a Fund's investments in structured products may, for federal income tax purposes, constitute investments in shares of foreign corporations.
If a Fund purchases shares in certain foreign investment entities, called
"passive foreign investment companies" ("PFICs"), the Fund may be subject to
U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on either a Fund or its shareholders with respect to deferred taxes arising from the distributions or gains.  If a Fund were  to invest in a PFIC and (if the Fund received the necessary information available from the PFIC, which may be difficult to obtain) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90% and excise tax distribution requirements described above.  Because of the expansive definition of a PFIC, it is possible that a Fund may invest a portion of its assets in PFICS.  It is not anticipated, however, that the portion of such
Fund's assets invested in PFICs will be material.

     		 In the case of PFIC stock owned by a RIC, H.R. 2491, as passed by Congress and vetoed by President Clinton, contained a provision that would have permitted a RIC to elect a mark-to-market stock in the PFIC annually and thereby avoid the need for a RIC to make a QEF election. It is unclear whether similar legislation will be included as part of the 1996 budget compromise. Moreover, on April 1, 1992 the Internal Revenue Service proposed regulations providing a mark-to market election for RICs that would have effects similar to the proposed legislation. These regulations would be effective for taxable years ending after promulgation of the regulations as final regulations.

	      	Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount a Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends a Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividends distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as ordinary dividend, reducing each shareholder's basis in his Fund shares. To the extent that such distribution exceed such shareholder's basis, each distribution will be treated as a gain from the sale of shares.

Shareholders

    		Distributions.  Distributions to shareholders of ordinary income dividends will be taxable as ordinary income whether paid in cash or reinvested in additional shares.  It is anticipated that a portion of such dividends  will qualify for the dividends received deduction generally available for corporate shareholders under the Code.  Shareholders receiving distributions from the fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such distribution.  Consequently, if the number of Shares distributed reflects a market premium, the amount distributed to shareholders would exceed the amount of the cash distributed to nonparticipating shareholders.

	    	Distributions to shareholders of net capital gain that are designated by the fund as "capital gains dividends", will be taxable as long-term capital gains, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders.  These distributions will not be eligible for the dividends-received deduction.  The maximum federal income tax rate imposed on individuals with respect to long-term capital gains is limited to 28%, whereas the maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gains, which are taxed at the same rates as ordinary income) is 39.6%.  With respect to corporate taxpayers, long-term capital gains are taxed at the same federal income tax rates as ordinary income and short-term capital gains.

       	Note that under H.R. 2491, as passed by Congress and voted by President Clinton, individual taxpayers would have been permitted a 50 percent deduction for any capital gains that they recognized, and corporations would have been taxed at a 28% rate. The provisions generally were to have retroactive effect to January 1, 1995. It is unclear whether similar legislation will be included as part of the 1996 budget compromise and, if so, what the effective date will be.

	     	Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

    		Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if paid or reinvested in additional shares).  Any dividend declared by the Fund in
October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month and which is not paid on or before December 31 of such year will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year.  Any distribution in excess of the Fund's net investment income and net capital gains would first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will constitute capital gains to a shareholder who holds his shares as capital assets.

    		A notice detailing the tax status of dividends and distributions paid by the Fund will be mailed annually to the shareholders of the Fund.

	     Dispositions and Redemptions.  Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.  If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.  A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-
day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired.

   	 	A redemption by the Fund of shares generally will be treated as a sale of the shares by a shareholder provided that after the redemption the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares.  If after a redemption a shareholder continues to own, directly or by attribution, any shares, it is possible that any amounts received in the redemption by such shareholder will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their shares redeemed would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund.


	    	Investors should consult their own tax advisors regarding specific questions as to the federal, state, local and foreign tax consequence of ownership of shares in the Fund.


                          	ADDITIONAL INFORMATION

Description of Shares

	    	Holland Series Fund, Inc. was incorporated under Maryland Law on June 27,
1995.  The Fund currently is the only organized portfolio of Holland Series
Fund, Inc.  Holland Series Fund, Inc. has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.01 per share.  All shares are of the same class.  Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote.
Voting rights for Directors are not cumulative.  Shares of the Fund issued are fully paid and non-assessable and have no preemptive or conversion rights.
Redemption rights are discussed elsewhere herein and in the Prospectus.  Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.  Stock certificates will not be issued by the Transfer Agent.

Appropriate Investors

    		Investors should carefully consider the Prospectus and Statement of
Additional Information when determining whether the Fund is an appropriate investment given their particular investment needs and preferences.  An investment in the Fund may provide significant diversification to an investor whose assets are primarily invested in stocks or bonds alone or in a single geographic region.  The Fund may be an appropriate choice for conservative investors seeking to build wealth over time.  The Fund may also be an appropriate choice for:  (i)  those who want to leave the all-important asset allocation decision to a professional manager; (ii) investors who want to capture some of the stock market's growth potential but with less risk than an all-equity portfolio; (iii) investors building capital for education or retirement who are looking for a core investment vehicle; and (iv) anyone who appreciates Michael Holland's approach to portfolio management.

Independent Accountants

	     	Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York
10036 has been selected as the independent accountants of the Fund.  The selection of independent accountants is subject to ratification by the Fund's shareholders at any annual meeting of shareholders held by the Fund.  The independent accountants are responsible for auditing the financial statements of the Fund.

Custodian and Fund Accounting Agent

     		Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts
02205 acts as custodian and fund accounting agent of the Fund's assets.  The custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest  and dividends on the Fund's investments.  The fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund.

Transfer Agent

      		Unified Advisers, Inc., P.O. Box 6110, Indianapolis, IN  46206-6110
acts as the Fund's transfer agent.  The transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

	     Simpson Thacher & Bartlett (a partnership which includes professional corporations), New York, New York, is counsel for the Fund.

Reports to Shareholders


Additional Information

     		The prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits thereto, which the Fund has filed with the SEC, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.



The Fund's audited Financial Statement as of September 19, 1995 appearing therein is hereby incorporated by reference in this Statement of Additional Information. The Fund's unaudited Financial Statements for the three months ended December 31, 1995 appearing therein are hereby incorporated by reference in this Statement of Additional Information.


                            Table of Contents

                                                                          Page
ADDITIONAL INFORMATION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES     3

INVESTMENT RESTRICTIONS                                                     4

MANAGEMENT OF THE FUND                                                      6

REDEMPTION OF SHARES                                                        8

PORTFOLIO TRANSACTIONS AND BROKERAGE                                        8

DETERMINATION OF NET ASSET VALUE                                            9

PERFORMANCE DATA                                                            10

SHAREHOLDER SERVICES                                                        11

DIVIDENDS AND DISTRIBUTIONS                                                 12

TAXATION                                                                    12

ADDITIONAL INFORMATION                                                      13



                    REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder
Holland Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Holland Ballanced Fund (the "Fund") as of September 19, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Holland Balanced Fund at September 19, 1995, in conformity with generally accepted accounting principles.

/s/Price Waterhouse LLP
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
September 19, 1995

                    HOLLAND BALANCED FUND (Note 1)

               STATEMENT OF ASSETS AND LIABILITIES

                        September 19, 1995

Assets:

	Cash   ............................................................$100,000
	Deferred organizational expenses (Note 2) ........................  116,685
	          Total Assets............................................  216,865

Liabilities

	Accrued organizational expenses (Note 2)..........................  116,685
	Commitments (Notes 2 and 3).......................................        0
		         Total Liabilities.......................................  116,685

Net Assets (applicable to 10,000 shares of $.01 par
value of common stock issued and outstanding; 1,000,000,000
shares authorized)................................................. $100,000

Net asset value, offering price and redemption price, per share...... $10.00



                        NOTES TO FINANCIAL STATEMENT


NOTE 1

  	Holland Series Fund, Inc. (the "Series Fund") was incorporated as a Maryland corporation on June 27, 1995 and has had no operations to date other than matters relating to its organization and registration as a diversified, open-
end management company under the Investment Company Act of 1940, as amended, and the sale and issuance to Michael F. Holland of 10,000 shares of its common stock relating to Holland Balanced Fund (the "Fund") for an aggregate purchase price of $100,000.

NOTE 2

  	Organization expenses relating to the Series Fund incurred and to be incurred by the Investment Adviser will be reimbursed by the Fund.  Such expenses, estimated at $116,625, will be deferred and amortized on a straight-line basis for a five year period beginning at the commencement of operations of the Fund.
In the event that any of the initial 10,000 shares (the "Initial Shares")
purchased by Michael F. Holland are redeemed during the amortization period, the Fund will be reimbursed by Michael F. Holland for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of redemption.

NOTE 3

  	The Series Fund will enter into an advisory agteement with Holland & Company
L.L.C. (the "Investment Adviser") pursuant to which the Investment Adviser will provide investment advisory services to the Fund and will be responsible for the management of the Fund's portfolio in accordance with the Fund's investment policies for making decisions to buy, sell, or hold particular securities.  AMT
Capital Services, Inc. will serve as the Series Fund's administrator (the
"Administrator") pursuant to an administration agreement to be entered into between the Series Fund and the Administrator.

   	The Fund will pay the Investment Adviser a monthly fee for its advisory services at an annual rate of 0.75% of the Fund's average daily net assets.
The Fund will pay the Administrator a monthly fee for its administration services at an annual rate of 0.15% of the Fund's average daily net assets. The Administrator will be paid a minimum of $25,000 for services provided to the Fund during it's first year of operation.

   	Michael F. Holland, an officer and director of the Series Fund is an officer of the Investment Adviser.



Holland Balanced Fund - Statement of Net Assets

                                       								December 31, 1995 (Unaudited)

                                     								Shares
Value

Common Stocks - 52.4%

Agriculture - 3.7%
Philip Morris Companies, Inc.		            			1,400	             	$   126,700

Autos - 7.6%
Chrysler Corp.	                         						2,400             		    132,900
General Motors Corp.					                    	2,400                   126,900
	Total								                                                        259,800


Banks - 3.8%
J.P. Morgan & Company, Inc.              					1,600		                 128,400

Chemicals - 7.2%
du Pont (E.I.) de Nemour		                  		1,800		                 125,775
Eastman Kodak Co.					                       	1,800		                 120,600
        	Total	                                         								      246,375

Electronics - 3.0%
Motorola, Inc.			                         				1,800            		     102,600

Oil/Gas - 11.6%
Chevron Corp.		                       					   2,400	                  126,000
Exxon Corp.					                            		1,600		                 128,200
Texaco, Inc.						                           	1,800	            	     141,300
     	  Total			                                                      395,500


Paper - 3.9%
International Paper Co.	                 					3,500		                 132,563

Producer Goods - 7.7%
General Electric Co.			                    			1,800		                 129,600
Minnesota Mining & Manufacturing Co.       			2,000                   132,500
         Total                                                        262,100

Retail - 3.9%
Sears, Roebuck & Company		                			 3,400                   132,600

Total Common Stocks (Cost - $1,686,434)						                       1,786,638

                         							             Face
							                                     Amount
U.S. Government Securities - 29.1%
U.S. Treasury Bill, 5.030% due 12/12/96 #	$ 300,000                $  286,055
U.S. Treasury Note, 5.750% due 9/30/97		 	  400,000	                  403,750
U.S. Treasury Note, 5.625% due 10/31/97		 	 300,000	                  302,344
	Total U.S. Government Securities
            (Cost - $985,821)                                         992,149


Repurchase Agreements - 17.6%
Prudential Bache Repurchase Agreement,
5.390% due 1/2/96; Issued 12/29/95
(Collateralized by $2,818,420 FNMA
Note 0.000%	due 9/1/22 with a market
value of $610,394)                    		  $ 598,424	               $  598,424
	Total Repurchase
  Agreements (Cost - $598,424)			                                     598,424

	Total Investments - 99.1%
 (Cost - $3,270,679)				                                            3,377,211


Other Assets and Liabilities - 0.9%
Receivable from investment adviser	                         					      34,913
Other assets									                                                  182,557
Payable for securities purchased							                               (149,575)
Other accrued expenses and liabilities						                           (36,190)
    	Other assets and liabilities, net						                            31,705

Net Assets - 100.0%
Applicable to 324,729 outstanding $0.01
par value shares (authorized 1,000,000,000)		      				           $  3,408,916

Net asset value per share					                    		               $     10.50

Components of Net Assets as of December 31, 1995:
Capital stock at par value ($.01)						                           $      3,247
Capital stock in excess of par value							                           3,302,350
Temporary overdistribution of net investment income				                (3,213)
Net unrealized appreciation on investments						                       106,532
                                            									               $ 3,408,916


# Interest rate shown represents the yield to maturity at the time of purchase




Holland Balanced Fund - Statement of Operations

                      							                         For the Period from
						                                       10/2/95 * to 12/31/95 (Unaudited)

Investment Income
Interest				                                  					            $      15,123
Dividends									                                                     8,957

      	Total investment income			                           				      24,080

Expenses
Investment advisory fees			                               					        3,743
Administration fees								                                            6,250
Custodian fees								                                                   712
Shareholder account maintenance	                         						        1,153
Audit fees									                                                    3,750
Legal fees									                                                    6,249
Marketing and distribution							                                      4,127
Insurance expense								                                              2,850
Amortization or organizational costs						                             8,034
Directors fees and expenses							                                     2,750
Miscellaneous fees and expenses							                                   189

	      Total operating expenses							                                39,807

     	Waiver of investment advisory fees and
      reimbursement of	other expenses				                    			     (34,913)

     	Net expenses	                                      							       4,894

Investment income, net				 		                                          19,186

Net Realized and Unrealized Gain on Investments
Net realized gain on investments	                          						           -
Net unrealized appreciation on investments						                      106,532

     	Net realized and unrealized gain on investments			         	    106,532

	     Net increase in net assets resulting from operations			   	     125,718


*   Commencement of Investment Operations




Holland Balanced Fund - Statement of Changes in Net Assets


	For the Period from
                                       								        10/2/95 * to  12/31/95
                                                            (Unaudited)

Increase in Net Assets from Operations

Investment income, net                                   							      $19,186

Net realized gain from investments			                            				       -

Net unrealized appreaciation on investments		                      			106,532

Net increase in net assets resulting from operations		             			125,718

Distributions to Shareholders From

Investment income, net								                                         22,399

Net realized gain on investments
	-

Total distributions		                                          						  22,399

Capital Share Transactions, Net					                    	           3,205,597

Total increase in net assets				                       		           3,308,916

Net Assets

    	Beginning of period		 	                                       		 100,000

	    End of period							                                           3,408,916

Temporary overdistribution of net investment income	                   (3,213)

*    Commencement of Investment Operations





Holland Balanced Fund - Financial Highlights


	For the Period from
                                               								10/2/95 * to 12/31/95
                                                            (Unaudited)

For a share outstanding
throughout the period

Per Share Data
Net asset value, beginning of period	                      					$       10.00

Increases From Investment Operations
Investment income, net						                                		           0.06

Net realized and unrealized gain on investments				          	           0.51

                                                                    __________
      	Total from investment operations					                             0.57
                                                                    __________

Less Distributions From:
Investment income, net			                                 					          0.07

Net realized gain on investments		                        					          0.00
                                                                    __________
Total Distributions								                                              0.07
                                                                    __________
Net asset value, end of period							                              $    10.50

Total Return						                               	  	(a)                 5.70%

Ratios/Supplemental Data
Net assets, end of period                                  							  $3,408,916

Ratio of expenses to average net assets				          	(b)	               1.50%

Ratio of expenses to average net assets
   before expense waivers and reimbursement
   of other expenses		                              		(b)	               4.60%

Ratio of net investment income to
   average net assets		                             		(b)	               4.45%

Portfolio turnover		                                      						         0.00%

	*   Commencement of Investment operations

	(a)  Not annualized
	(b)  Annualized (Fund expenses are capped at 1.50%)







Part C

		Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


                   	PART C.  OTHER INFORMATION



24. Financial Statements and Exhibits.



   (a)   Financial Statements included in Part A:

		      Holland Balanced Fund
        Selected Per-Share Data and Ratios for the period ended December 31, 1995 are presented under the heading "Financial Highlights" in the Prospectus.

(b)   Financial Statements included in Part B:

			     Holland Balanced Fund
			     Statement of Assets and Liabilities
        dated September 19, 1995
     			Independent Auditors' Report dated
        September 19, 1995
     			Statement of Net Assets dated December 31, 1995 (unaudited)
     			Statement of Operations for the period from October 2, 1995
        (commencement of investment operations) to December 31, 1995 (unaudited)
     			Statement of Changes in Net Assets for the period from October 2, 1995
	       (commencement of investment operations) to December 31, 1995 (unaudited)
     			Statement of Financial Highlights for the period from October 2, 1995
      		(commencement of investment operations) to December 31, 1995 (unaudited)


(c)   Exhibits:

		Exhibit
		Number 			Description

		1(a)	--	Registrant's Articles of Incorporation filed as Exhibit 1(a) to
          Registrant's Registration Statement on Form N-1A and is incorporated by reference herein.

		2	   --	By-Laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

		3	   --	None.

	   	4(a)	--	None.

	   	5(a)	--	Advisory Agreement between Registrant and Holland & Company
L.L.C.,
          dated September 28, 1995, filed as Exhibit 5(a) to Pre-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          and is incorporated by reference herein.

		6(a)	--	Distribution Agreement between Registrant and AMT Capital Services,
          Inc., dated September 28, 1995, filed as Exhibit 6(a) to Pre-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          and is incorporated by reference herein.

		7   	--	None.

	   	8	   --	Custodian Agreement between Registrant and Investors Bank & Trust
          Company, dated September 28, 1995, filed as Exhibit 8 to Pre-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          and is incorporated by reference herein.

		9(a)	--	Administration Agreement between Registrant and AMT Capital Services,
          Inc., dated September 28, 1995, filed as Exhibit 9(a) to Pre-Effective
          Amendment No. 1 to Registrant's Registration Statement on Form N-1A
          and is incorporated by reference herein.

		9(b)	--	Transfer Agency and Service Agreement between Registrant and Investors
          Bank & Trust Company, dated September 28, 1995, filed as Exhibit 9(b)
          to Pre-Effective Amendment No. 1 to Registrant's Registration
          Statement on Form N-1A and is incorporated by reference herein.

		9(c)	--	Transfer Agent Agreement between Registrant and Unified Advisers,
          Inc., dated February 9, 1996 (filed herewith).

		10  	--	Opinion and Consent of Piper & Marbury, filed as Exhibit 10 to Pre-
          Effective Amendment No. 1 to Registrant's Registration Statement on
          Form N-1A and is incorporated by reference herein.

		11(a)	--	Consent of Price Waterhouse LLP (filed herewith).

		11(b)	--	None.

		12   	--	None.

	   	13(a)	--	Share Purchase Agreement between Registrant and Holland &
Company
           L.L.C. dated September 19, 1995, filed as Exhibit 13(a) to Pre-
           Effective Amendment No. 1 to Registrant's Registration Statement
           on Form N-1A and is incorporated by reference herein.

		14   	--	None.

	   	15	   --	None.

		16   	--	None.

		17   	--	None.


   25.             Persons Controlled by or under
		                 Common Control with Registrant

		   As of January 31, 1996, the following shareholder is deemed a "control person": as such term is defined in the 1940 Act and held 26.17% of the outstanding shares of the Common Stock ($.01 par value of the Fund):

									 Michael F. Holland
									 One Greenley Road
									 New Canaan, CT  06840

26.    	Number of Holders of Securities
     Title of Class                              Number of Record
                                                 Holders at January 31,1996

     Shares of Holland Balanced Fund, Inc.       242

27.             Indemnification.

        		Reference is made to Article VII of Registrant's Articles of
Incorporation (Exhibit 1(a)  filed previously), Article VI of Registrant's By-
laws, as amended (Exhibit 2 filed previously), Paragraph 5 of the Distribution
Agreement between Registrant and AMT Capital Services, Inc. (Exhibit 6 filed previously), Article 13 of the Custodian Agreement between Registrant and
Investors Bank & Trust Company (Exhibit 8 filed previously), Paragraph 6 of the
Administration Agreement between Registrant and AMT Capital Services, Inc.
(Exhibit 9(a) filed previously), and Article 14 of the Transfer Agency Agreement between Registrant and Investors Bank and Trust Company (Exhibit 9(b) filed previously), and Section 8 of the Transfer Agent Agreement between Registrant and Unified Advisers, Inc. (Exhibit 9(c) filed herewith.

     		Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act and will be governed by the final adjudication of such issue.


28. Business and Other Connections of Investment Adviser.

     	Holland & Company L.L.C. (the "Investment Adviser") is a recently formed limited liability company organized under the laws of New York State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The Investment Adviser has not previously served as an investment adviser to a registered investment company.

     	The list required by this Item 28 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-49394).


29. Principal Underwriter.

   (a) In addition to Registrant, AMT Capital Services, Inc. currently acts as distributor to AMT Capital Fund, Inc., FFFW Funds, Inc. and TIFF Investment Program, Inc. AMT Capital Services, Inc. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

   (b)The information required by this Item 29(b) with respect to each director, officer or partner of AMT Capital Services, Inc. is incorporated by reference to Schedule A of Form BD filed by AMT Capital Services, Inc. pursuant to the Securities Act of 1934 (SEC File No.8-44718).

(c)   Not applicable.


   30. Location of Accounts and Records.

		All accounts, books and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment
Adviser, Administrator, Transfer Agent and Custodian.

		Holland & Company L.L.C.
		375 Park Avenue
		New York, New York 10152


 	AMT Capital Services, Inc.
		600 Fifth Avenue, 26th Floor
		New York, New York 10020

		Unified Advisers, Inc.
		P.O. Box 6110
		Indianapolis, IN 46206-6110

		Investors Bank & Trust Company
		89 South Street
		Boston, MA 02111


31. Management Services.

  		Not applicable.

32. Undertakings.

(a)   not applicable

   (b)   not applicable

(c) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Holland Balanced Fund's directors when requested in writing to do so by the holders of at least 10% of Holland Balanced Fund's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.


                                	SIGNATURES

     		Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of
New York and State of New York on the 14th day of February, 1996.

						                                            HOLLAND SERIES  FUND, INC.




                                            						By: /s/ Michael F. Holland
                                            						        Michael F. Holland
                                            						        President

		Pursuant to the requirements of the Securities Act of 1933, as amended, this
Registration Statement has been signed below by the following person in the capacities indicated on the 14th day of February, 1996.


	Signature		                          			Title

/s/ Michael F. Holland				               Director and President
    Michael F. Holland			  	             (Principal Executive Officer)

/s/ Sheldon S. Gordon	                			Director
    Sheldon S. Gordon

   _________________________		          	Director
    Herbert S. Winokur, Jr.

   ________________________		          		Director
    Desmond G. FitzGerald

/s/ Jeff Tarr			                       		Director
	   Jeff Tarr

/s/ William E. Vastardis             				Secretary and Treasurer
    William E. Vastardis                 (Principal Financial and Accounting
                                     				Officer)










                   	SECURITIES AND EXCHANGE COMMISSION

                         	WASHINGTON, D.C. 20549






                                 	EXHIBITS

                                    	TO

                                 	FORM N-1A

                           	REGISTRATION STATEMENT

                                   	UNDER

                       	THE SECURITIES ACT OF 1933

                                  	AND THE

                     	INVESTMENT COMPANY ACT OF 1940






                        	HOLLAND SERIES FUND, INC.






                        	HOLLAND SERIES FUND, INC.
                            	INDEX TO EXHIBITS

Exhibit

Number              		Description of Exhibit


9(c)		               	Transfer Agent Agreement dated February 9, 1996
11(a)		               Consent of Price Waterhouse dated February 13, 1996